Dividends	12 Months Ended
Dec. 31, 2025
Dividends [Abstract]
DIVIDENDS
20.	DIVIDENDS

On August 20, 2024, the board of directors of the Company approved the adoption of a semi-annual cash dividend policy. Under the policy, the Company will declare and distribute semi-annual dividends at an amount equivalent to no less than 10% of the Company’s anticipated net income after tax in each half year commencing from the first half of 2024. The determination to declare and pay such semi-annual dividends and the amount of dividends in any particular half year will be made at the discretion of the Board and will be based upon the Company’s operations, earnings, cash flow, financial condition and other relevant factors that the Board may deem appropriate.

In 2024, the board of directors of the Company has approved dividends for the first half of 2024 in accordance with the Company’s dividend policy with the total amount of RMB122,333. In 2025, the board of directors of the Company has approved dividends for the second half of 2024 and for the first half of 2025 in accordance with the Company’s dividend policy with the total amount of RMB273,135.